Defiance AI and Power Infrastructure ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Commercial Services - 8.6%
Quanta Services, Inc.	19,864	$9,234,376

Electric - 16.0%
AES Corp.	22,637	318,276
Constellation Energy Corp.	10,388	3,784,972
Dominion Energy, Inc.	33,843	2,124,325
Evergy, Inc.	8,576	665,926
Oklo, Inc. - Class A (a)	23,184	2,118,554
PG&E Corp.	63,085	1,016,930
Pinnacle West Capital Corp.	3,523	320,100
Portland General Electric Co.	4,307	218,882
Public Service Enterprise Group, Inc.	18,417	1,538,188
TXNM Energy, Inc.	3,870	226,201
Vistra Corp.	16,629	2,974,263
Xcel Energy, Inc.	22,462	1,844,355
		17,150,972

Electrical Components & Equipment - 9.9%
American Superconductor Corp. (a)	17,300	537,857
Eaton Corp. PLC	21,367	7,390,632
EnerSys	9,565	1,368,847
Generac Holdings, Inc. (a)	9,122	1,383,169
		10,680,505

Electronics - 5.3%
Hubbell, Inc.	6,070	2,618,780
Itron, Inc. (a)	9,079	899,184
nVent Electric PLC	20,241	2,171,252
		5,689,216

Energy - Alternate Sources - 4.7%
Eos Energy Enterprises, Inc. (a)	138,915	2,090,671
Fluence Energy, Inc. - Class A (a)	104,105	2,044,622
Shoals Technologies Group, Inc. - Class A (a)	104,106	873,449
		5,008,742

Engineering & Construction - 5.4%
Dycom Industries, Inc. (a)	3,541	1,280,178
MasTec, Inc. (a)	10,486	2,242,746
MYR Group, Inc. (a)	2,943	660,174
Sterling Infrastructure, Inc. (a)	4,818	1,658,885
		5,841,983

Information Technology - 5.5%
ARM Holdings PLC - ADR (a)	7,041	954,478
Lattice Semiconductor Corp. (a)	15,454	1,085,025
NVIDIA Corp.	21,796	3,857,892
		5,897,395

Machinery - Construction & Mining - 21.9%
Argan, Inc.	2,760	1,090,752
Bloom Energy Corp. - Class A (a)	27,059	2,955,925
BWX Technologies, Inc.	11,834	2,116,866
GE Vernova, Inc.	12,010	7,203,238
NANO Nuclear Energy, Inc. (a)	28,398	928,614
Net Power, Inc. - Class A (a)	316,339	917,383
NuScale Power Corp. - Class A (a)	47,411	948,220
Vertiv Holdings Co.	41,034	7,375,041
		23,536,039

Machinery-Diversified - 0.4%
Power Solutions International, Inc. (a)	8,300	448,864

Metal Fabricate & Hardware - 1.3%
Valmont Industries, Inc.	3,317	1,369,822

Mining - 6.9%
Cameco Corp.	53,704	4,753,341
Centrus Energy Corp. - Class A (a)	4,625	1,199,262
NexGen Energy Ltd. (a)	158,612	1,421,164
		7,373,767

Semiconductors - 9.5%
Advanced Micro Devices, Inc. (a)	11,223	2,441,339
Astera Labs, Inc. (a)	4,689	738,846
Broadcom, Inc.	10,484	4,224,633
Marvell Technology, Inc.	17,296	1,546,263
Rambus, Inc. (a)	13,427	1,283,218
		10,234,299

Software - 1.0%
Nebius Group NV - Class A (a)	11,477	1,088,823

Telecommunications - 1.5%
DigitalBridge Group, Inc. - Class A	90,888	882,523
Preformed Line Products Co.	3,684	756,141
		1,638,664
TOTAL COMMON STOCKS (Cost $109,853,106)		105,193,467

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.0%
Digital Realty Trust, Inc.	6,483	1,038,058
Equinix, Inc.	1,524	1,148,044
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,372,599)		2,186,102

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.92% (b)	189,504	189,504
TOTAL MONEY MARKET FUNDS (Cost $189,504)		189,504

TOTAL INVESTMENTS - 100.1% (Cost $112,415,209)		107,569,073
Liabilities in Excess of Other Assets - (0.1)%		(86,414)
TOTAL NET ASSETS - 100.0%		$107,482,659

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Defiance AI and Power Infrastructure ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$105,193,467	$–	$–	$105,193,467
Real Estate Investment Trusts - Common	2,186,102	–	–	2,186,102
Money Market Funds	189,504	–	–	189,504
Total Investments	$107,569,073	$–	$–	$107,569,073

Refer to the Schedule of Investments for further disaggregation of investment categories.